UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Symmetry Peak Management LLC

Address:    555 East Lancaster Avenue
            Suite 660
            Radnor, PA 19087


13F File Number:  028-12150

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Gregory A. Boye
Title:      Chief Financial Officer
Phone:      484-588-4116


Signature, Place and Date of Signing:


/s/ Gregory A. Boye            Radnor, Pennsylvania       August 13, 2008
-------------------            --------------------       ---------------

     [Signature]                   [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 14

Form 13F Information Table Value Total: $104,567
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                     FORM 13F INFORMATION TABLE



COLUMN 1                    COLUMN  2       COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7           COLUMN 8

                            TITLE                       VALUE     SHRS OR   SH/ PUT/   INVSMT   OTHR           VOTING AUTHORITY
NAME OF ISSUER              OF CLASS        CUSIP       (X$1000)  PRN AMT   PRN CALL   DSCRTN   MGRS        SOLE      SHARED   NONE
--------------              --------        -----       --------  -------   --- ----   ------   ----        ----      ------   ----
3PAR INC                    COM             88580F109    8,416    1,073,460 SH         SOLE     NONE     1,073,460
APPLE INC                   COM             037833100   17,588      105,040 SH         SOLE     NONE       105,040
ARUBA NETWORKS INC          COM             043176106    5,915    1,130,970 SH         SOLE     NONE     1,130,970
DATA DOMAIN INC             COM             23767P109    6,999      300,000 SH         SOLE     NONE       300,000
GOOGLE INC                  CL A            38259P508   10,528       20,000 SH         SOLE     NONE        20,000
MELLANOX TECHNOLOGIES LTD   SHS             M51363113    9,119      673,514 SH         SOLE     NONE       673,514
MONOLITHIC PWR SYS INC      COM             609839105    6,724      311,000 SH         SOLE     NONE       311,000
NETEASE COM INC             SPONSORED ADR   64110W102    6,537      300,000     CALL   SOLE     NONE       300,000
NETEZZA CORP                COM             64111N101    1,756      152,061 SH         SOLE     NONE       152,061
NETLOGIC MICROSYSTEMS INC   COM             64118B100   12,397      373,395 SH         SOLE     NONE       373,395
SALESFORCE COM INC          COM             79466L302    4,094       60,000 SH         SOLE     NONE        60,000
SMART BALANCE INC           COM             83169Y108    9,334    1,294,600 SH         SOLE     NONE     1,294,600
SUPPORTSOFT INC             COM             868587106    3,803    1,170,144 SH         SOLE     NONE     1,170,144
VMWARE INC                  CL A COM        928563402    1,357       25,200 SH         SOLE     NONE        25,200



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